Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating activities
Net income	€ 293,170	€ 272,295	€ 457,933	€ 461,904
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss			826,053	769,598
Change in deferred taxes, net			(62,438)	(53,109)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures			4,677	54,969
(Income) loss from equity method investees			(66)	(93,008)
Interest expense, net			161,535	155,466
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties			(134,048)	(113,151)
Inventories			(164,028)	(86,507)
Other current and non-current assets			(19,449)	136,473
Accounts receivable from related parties			4,503	3,538
Accounts payable to related parties			(19,126)	(5,866)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities			73,561	(184,187)
Income tax liabilities			197,710	146,539
Received dividends from investments in equity method investees			1,133	540
Paid interest			(171,682)	(180,990)
Received interest			28,334	35,560
Paid income taxes			(97,416)	(110,015)
Net cash provided by (used in) operating activities			1,087,186	937,754
Investing activities
Purchases of property, plant and equipment and capitalized development costs			(430,462)	(300,143)
Acquisitions, net of cash acquired, investments and purchases of intangible assets			(6,586)	(15,505)
Investments in debt securities			(74,478)	(11,403)
Proceeds from sale of property, plant and equipment			8,118	11,344
Proceeds from divestitures, net of cash disposed			837	20,013
Proceeds from sale of debt securities			62,330	45,399
Net cash provided by (used in) investing activities			(440,241)	(250,295)
Financing activities
Proceeds from short-term debt from unrelated parties			469,146	94,260
Repayments of short-term debt from unrelated parties			(22,999)	(90,593)
Proceeds from long-term debt			151,030	1,114,203
Repayments of long-term debt			(444,902)	(316,905)
Repayments of lease liabilities from unrelated parties			(312,431)	(320,078)
Repayments of lease liabilities from related parties			(3,177)	(12,723)
Repurchase of shares			(491,973)
Dividends paid			(400,161)	(422,515)
Distributions to noncontrolling interests			(159,774)	(117,742)
Contributions from noncontrolling interests			9,620	12,528
Net cash provided by (used in) financing activities			(1,205,621)	(59,565)
Effect of exchange rate changes on cash and cash equivalents			20,814	(93,085)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents			(537,862)	534,809
Cash and cash equivalents at beginning of period			1,599,113	1,185,328	€ 1,185,328
Cash and cash equivalents at end of period	€ 1,061,251	1,720,137	€ 1,061,251	1,720,137	€ 1,599,113
Thereof: cash and cash equivalents within the disposal groups		€ 5,057		€ 5,057